Property and Equipment	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Property and Equipment
11.	Property and Equipment
Changes in property and equipment for the years ended December 31, 2021 and 2022, are as follows:

	2021
( i n millions of Korean won)	Land		Buildings and structures		Machinery and equipment		Others		Construction- in-progress		Total
Acquisition cost	￦	1,334,759	￦	4,402,691	￦	39,182,265	￦	1,619,822	￦	1,046,795	￦	47,586,332
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(2,094,669)		(29,867,282)		(1,414,170)		(3,960)		(33,380,213)

Beginning, net		1,334,627		2,308,022		9,314,983		205,652		1,042,835		14,206,119
Acquisition and capital expenditure		60,817		36,446		28,159		55,336		2,947,335		3,128,093
Disposal and termination		(45,318)		(11,827)		(76,676)		(6,868)		(64)		(140,753)
Depreciation		—		(145,954)		(2,368,679)		(81,507)		—		(2,596,140)
Impairment		—		—		(2,075)		(40)		—		(2,115)
Transfer in (out)		4,608		415,771		2,340,948		27,051		(2,872,257)		(83,879)
Transfer from (to) investment properties		(59,848)		(73,096)		—		—		—		(132,944)
Changes in scope of consolidation		20,911		6,355		67,925		15,583		497		111,271
Others		—		(18,295)		11,986		6,031		(24,488)		(24,766)

Ending, net	￦	1,315,797	￦	2,517,422	￦	9,316,571	￦	221,238	￦	1,093,858	￦	14,464,886

Acquisition cost	￦	1,315,929	￦	4,707,250	￦	40,270,005	￦	1,607,853	￦	1,094,479	￦	48,995,516
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(2,189,828)		(30,953,434)		(1,386,615)		(621)		(34,530,630)

	2022
( i n millions of Korean won)	Land		Buildings and structures		Machinery and equipment		Others		Construction- in-progress		Total
Acquisition cost	￦	1,315,929	￦	4,707,250	￦	40,270,005	￦	1,607,853	￦	1,094,479	￦	48,995,516
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(2,189,828)		(30,953,434)		(1,386,615)		(621)		(34,530,630)

Beginning, net		1,315,797		2,517,422		9,316,571		221,238		1,093,858		14,464,886
Acquisition and capital expenditure		11,392		32,030		129,754		67,921		3,105,283		3,346,380
Disposal and termination		(2,556)		(4,338)		(76,608)		(4,695)		(3,926)		(92,123)
Depreciation		—		(147,620)		(2,413,191)		(79,376)		—		(2,640,187)
Impairment		—		—		(6,084)		(7,825)		(2,247)		(16,156)
Transfer in (out)		24,647		230,955		2,660,753		31,036		(3,010,193)		(62,802)
Transfer from (to) investment properties		(63,278)		(140,229)		—		—		(2,676)		(206,183)
Changes in scope of consolidation		—		—		(4,386)		(481)		(3,720)		(8,587)
Others		(13,194)		66,341		7,020		(4,382)		(68,834)		(13,049)

Ending, net	￦	1,272,808	￦	2,554,561	￦	9,613,829	￦	223,436	￦	1,107,545	￦	14,772,179

Acquisition cost	￦	1,272,940	￦	4,830,853	￦	42,091,573	￦	1,276,779	￦	1,108,043	￦	50,580,188
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(2,276,292)		(32,477,744)		(1,053,343)		(498)		(35,808,009)

Details of property and equipment provided as collateral as at December 31, 2021 and 2022, are as follows:

(in millions of Korean won)	December 31, 2021
	Carrying amount		Secured amount		Related line item	Related amount		Secured party

Land and Buildings	￦	11,320	￦	15,412	Borrowings	￦	3,272	Industrial Bank of Korea, Korea Development Bank

( i n millions of Korean won)	December 31, 2022
	Carrying amount		Secured amount		Related line item	Related amount		Secured party
Land and Buildings	￦	11,353	￦	15,774	Borrowings	￦	3,228	Industrial Bank of Korea, Korea Development Bank
The borrowing costs capitalized for qualifying assets amount to
￦
9,954 million (2020:
￦
8,452 million, 2021:
￦
5,360 million), for the year ended December 31, 2022. The interest rate applied to calculate the capitalized borrowing costs is 3.10% (2020: 2.36%, 2021: 2.04%), for the year ended December 31, 2022.